Filed electronically with the Securities and Exchange Commission on September 15, 2014

File No. 033-18477
File No. 811-05385

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 70	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 72

Deutsche Value Series, Inc. (formerly DWS Value Series, Inc.) (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

Copy to: David A. Sturms, Esq. Vedder Price, P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Deutsche Mid Cap Value Fund — Class R6
•	Deutsche Small Cap Value Fund — Class R6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 10th day of September 2014.

DEUTSCHE VALUE SERIES, INC. By: /s/Brian E. Binder Brian E. Binder* President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	September 10, 2014

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	September 10, 2014

/s/John W. Ballantine
John W. Ballantine*	Director	September 10, 2014

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	September 10, 2014

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	September 10, 2014

/s/Keith R. Fox
Keith R. Fox*	Director	September 10, 2014

/s/Paul K. Freeman
Paul K. Freeman*	Director	September 10, 2014

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Director	September 10, 2014

/s/Richard J. Herring
Richard J. Herring*	Director	September 10, 2014

/s/William McClayton
William McClayton*	Vice Chairperson and Director	September 10, 2014

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	September 10, 2014

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	September 10, 2014

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	September 10, 2014

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	September 10, 2014

*By:        /s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 69, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase